Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Assets and Liabilities Measured at Fair Value on a Recurring and Non-Recurring Basis

There are no assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2017 or 2016. The Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016 were as follows:

December 31, 2017

Description for Each Class of Asset or Liability

	Level 1	Level 2	Level 3	Total
($ in thousands)
Assets at fair value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$156,959	$247,739	$4,897	$409,595
Obligations of U.S. States and Political Subdivisions	—	776,531	—	776,531
Foreign government	—	22,791	—	22,791
All other corporate securities	—	6,371,395	18,351	6,389,746
ABS	—	462,290	17,933	480,223
CMBS	—	187,825	—	187,825
RMBS	—	133,450	—	133,450
Redeemable preferred stock	—	14,800	—	14,800
Fair value option and trading securities	—	109,914	—	109,914
Common stock	—	—	8,152	8,152
Short-term investments	190,376	—	—	190,376
Other invested assets
Equity options	21,045	—	—	21,045
Separate accounts assets	1,460,380	—	—	1,460,380

Total assets at fair value	$1,828,760	$8,326,735	$49,333	$10,204,828

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(57,531)	$(57,531)
Equity indexed life contracts	—	(29,911)	—	(29,911)
Guaranteed minimum accumulation benefits	—	—	(4,557)	(4,557)
Guaranteed minimum withdrawal benefits	—	—	(113)	(113)
Separate accounts liabilities	(1,460,380)	—	—	(1,460,380)

Total liabilities at fair value	$(1,460,380)	$(29,911)	$(62,201)	$(1,552,492)

December 31, 2016

Description for Each Class of Asset or Liability

	Level 1	Level 2	Level 3	Total
($ in thousands)
Assets at fair value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$97,836	$396,928	$6,573	$501,337
Obligations of U.S. States and Political Subdivisions	—	709,737	—	709,737
Foreign government	—	28,055	—	28,055
All other corporate securities	—	5,867,475	19,351	5,886,826
ABS	—	481,628	26,135	507,763
CMBS	—	381,262	—	381,262
RMBS	—	183,145	—	183,145
Fair value option and trading securities	—	14,615	—	14,615
Common stock	—	—	5,100	5,100
Short-term investments	129,660	—	—	129,660
Other invested assets
Equity options	19,090	—	—	19,090
Futures	(141)	—	—	(141)
Separate accounts assets	1,342,220	—	—	1,342,220

Total assets at fair value	$1,588,665	$8,062,845	$57,159	$9,708,669

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(55,871)	$(55,871)
Equity indexed life contracts	—	(23,803)	—	(23,803)
Guaranteed minimum accumulation benefits	—	—	(6,724)	(6,724)
Guaranteed minimum withdrawal benefits	—	—	(111)	(111)
Separate accounts liabilities	(1,342,220)	—	—	(1,342,220)

Total liabilities at fair value	$(1,342,220)	$(23,803)	$(62,706)	$(1,428,729)

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

Quantitative information about the significant unobservable inputs used in Level 3 fair value measurements was as follows as of December 31, 2017 and 2016:

December 31, 2017

($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Equity indexed annuity contracts	$(57,531)	Option Pricing Technique	Projected Option Cost	1.40% - 1.64%	1.42%

December 31, 2016

($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Equity indexed annuity contracts	$(55,871)	Option Pricing Technique	Projected Option Cost	1.40% - 1.84%	1.45%

Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis

The rollforward of Level 3 assets and liabilities held at fair value on a recurring basis for the years ended December 31, 2017, 2016 and 2015 was as follows:

($ in thousands)	Balance, January 1, 2017	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2017
Assets
Fixed income maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies, available for sale	$6,573	$(1,308)	$(368)	$—	$—	$—	$—	$—	$—	$4,897
All other corporate securities	19,351	(8)	121	—	—	—	—	—	(1,113)	18,351
ABS	26,135	1,509	873	—	(8,828)	16,817	—	—	(18,573)	17,933
Common stock	5,100	—	—	—	—	3,052	—	—	—	8,152
Liabilities
Equity indexed annuity contracts	(55,871)	(1,660)	—	—	—	—	—	—	—	(57,531)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits (1)	(6,835)	2,165	—	—	—	—	—	—	—	(4,670)

($ in thousands)	Balance, January 1, 2016	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2016
Assets
Fixed income maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies, available for sale	$—	$(491)	$187	$—	$—	$6,877	$—	$—	$—	$6,573
All other corporate securities	11,520	(123)	(246)	15,370	(4,483)	—	(955)	—	(1,732)	19,351
ABS	14,260	(53)	347	3,093	—	11,165	—	—	(2,677)	26,135
Common stock	—	—	—	—	—	5,100	—	—	—	5,100
Liabilities
Equity indexed annuity contracts	(64,138)	8,267	—	—	—	—	—	—	—	(55,871)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits (1)	(7,814)	979	—	—	—	—	—	—	—	(6,835)
($ in thousands)	Balance, January 1, 2015	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2015
Assets
Fixed income maturities
All other corporate securities	$7,336	$(282)	$30	$13,255	$(2,386)	$—	$—	$—	$(6,433)	$11,520
ABS	5,250	134	(2,338)	17,191	—	—	(5,000)	—	(977)	14,260
CMBS	2,693	23,506	314	—	—	—	(20,192)	—	(6,321)	—
Short-term investments	23,713	14	—	—	—	—	—	—	(23,727)	—
Liabilities
Equity indexed annuity contracts	(63,660)	(478)	—	—	—	—	—	—	—	(64,138)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits (1)	(6,733)	(1,081)	—	—	—	—	—	—	—	(7,814)

(1)	These amounts are 100% ceded in accordance with the Company’s reinsurance agreements.

Schedule of Carrying Value of Financial Instruments Presented in Consolidated Balance Sheet

The carrying amount and fair value by fair value hierarchy level of certain financial instruments not reported at fair value as of December 31, 2017 and 2016 were as follows:

December 31, 2017
	Level 1	Level 2	Level 3	Total
($ in thousands)
Assets
Commercial mortgage loans	$—	$—	$1,044,531	$1,044,531
Policy loans	—	—	178,437	178,437
Cash and cash equivalents	78,801	—	—	78,801
Vehicle note	—	—	736,925	736,925

Total assets at fair value	$78,801	$—	$1,959,893	$2,038,694

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$5,439,621	$5,439,621
Other long-term debt	—	—	736,925	736,925

	$—	$—	$6,176,546	$6,176,546

December 31, 2016
	Level 1	Level 2	Level 3	Total
($ in thousands)
Assets
Commercial mortgage loans	$—	$—	$1,465,113	$1,465,113
Policy loans	—	—	178,890	178,890
Cash and cash equivalents	3,388	—	—	3,388
Vehicle note	—	—	684,855	684,855

Total assets at fair value	$3,388	$—	$2,328,858	$2,332,246

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$5,418,188	$5,418,188
Other long-term debt	—	—	684,855	684,855

	$—	$—	$6,103,043	$6,103,043